Average Annual Total Returns (Money Market Portfolio Annuity)	Money Market Portfolio Money Market Portfolio - Money Market Portfolio 1/1/2014 - 12/31/2014	Citigroup 3-Month U.S. Treasury Bill Index Money Market Portfolio Money Market Portfolio - Money Market Portfolio 1/1/2014 - 12/31/2014	Variable Insurance Money Market Funds Average Money Market Portfolio Money Market Portfolio - Money Market Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.10%	0.03%	(0.02%)
Five Years	0.15%	0.06%	(0.01%)
Ten Years	1.74%	1.46%	1.42%